REVENUE FROM CONTRACTS WITH CUSTOMERS - Disaggregated Revenues (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disaggregated Revenues
Total revenues	¥ 10,010	¥ 6,063
Leased and owned hotels
Disaggregated Revenues
Total revenues	6,466	4,003
Room revenues
Disaggregated Revenues
Total revenues	5,507	3,271
Food and beverage revenues
Disaggregated Revenues
Total revenues	635	467
Others
Disaggregated Revenues
Total revenues	324	265
Manachised and franchised hotels
Disaggregated Revenues
Total revenues	3,410	1,934
Initial one-time license/franchise fee
Disaggregated Revenues
Total revenues	54	52
On-going management and service/royalty fees
Disaggregated Revenues
Total revenues	1,232	592
Central reservation system usage fees, other system maintenance and support fees
Disaggregated Revenues
Total revenues	1,152	522
Reimbursements for hotel manager fees
Disaggregated Revenues
Total revenues	600	533
Other fees
Disaggregated Revenues
Total revenues	372	235
Others
Disaggregated Revenues
Total revenues	¥ 134	¥ 126